RIGHT-OF-USE ASSETS	12 Months Ended
Jun. 30, 2020
Disclosure of quantitative information about right-of-use assets [abstract]
RIGHT-OF-USE ASSETS

The Company recognized the right-of-use asset for it leased properties as follows:

	$

Balance, June 30, 2019		-
Additions		2,631,837
Depreciation for the year		(92,167)
Balance, June 30, 2020		2,539,670

Leased properties are amortized over the terms of their respective leases.